Schedule of Reserved Shares of Common Stock for Future Issuance (Details) Statement - Condensed Consolidated Interim Balance Sheets (Parenthetical) - shares		6 Months Ended	12 Months Ended
	Oct. 22, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised	8,048,770	26,321	6,772
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised				6,772